File Nos. 333-235734
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 82                                                                                                                                           [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85                                                                                                                                                                   [X]

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

Amanda Farren, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to:
J. Stephen Feinour, Jr., Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[X] on February 6, 2026, pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[_]             on [Date] pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_]             on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to AllianzIM Managed Buffer10 Allocation ETF and AllianzIM Managed Buffer20 Allocation ETF (the “Funds”) and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

EXPLANATORY NOTE

This Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 6, 2026, the effectiveness of the registration statement for the Funds, filed in Post-Effective Amendment No. 32 on May 2, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
34	July 15, 2024	August 15, 2024
35	August 14, 2024	September 14, 2024
37	September 13, 2024	October 14, 2024
39	October 11, 2024	November 13, 2024
41	November 12, 2024	December 13, 2024
45	December 12, 2025	January 12, 2025
47	January 10, 2025	February 11, 2025
48	February 10, 2025	March 13, 2025
56	March 12, 2025	April 12, 2025
59	April 11, 2025	May 12, 2025
61	May 9, 2025	June 11, 2025
63	June 10, 2025	July 11, 2025
69	July 10, 2025	August 10, 2025
71	August 8, 2025	September 9, 2025
74	September 8, 2025	October 9, 2025
78	October 8, 2025	November 8, 2025
79	November 7, 2025	December 8, 2025
80	December 5, 2025	January 7, 2026

The Prospectuses, Statement of Additional Information, and Part C for the Funds included in PEA No. 32 are incorporated by reference into this PEA No. 82.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 6th day of January, 2026.

                                                                                                                                                                                    AIM ETF PRODUCTS TRUST
                                                                                                                                                                                                    (Registrant)

                                                                                                                                                                                    By: /s/ Brian Muench
                                                                                                                                                                                    Brian Muench, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                    Title                                                                                                       Date

/s/ Brian Muench                                                                       Trustee, President and Principal                                                    January 6, 2026
Brian Muench                                                                            Executive Officer

/s/ Monique Labbe                                                                     Treasurer, Principal Accounting                                                  January 6, 2026
Monique Labbe                                                                          Officer and Principal Financial Officer

/s/ Peggy L. Ettestad*                                                               Trustee                                                                                             January 6, 2026
Peggy L. Ettestad

/s/ Tamara Lynn Fagely*                                                          Trustee                                                                                             January 6, 2026
Tamara Lynn Fagely

/s/ Richard H. Forde*                                                               Trustee                                                                                             January 6, 2026
Richard H. Forde

/s/ Jack Gee*                                                                             Trustee                                                                                             January 6, 2026
Jack Gee

/s/ Claire R. Leonardi*                                                             Trustee                                                                                             January 6, 2026
Claire R. Leonardi

*By:	/s/ Brian Muench Brian Muench Attorney-in-Fact

(Pursuant to Power of Attorney filed with PEA No. 11 to the Registrant’s Registration Statement and incorporated by reference herein)